INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 13,055,594
Net operating loss carryforward expiration period	2033 to 2039
Valuation allowance	$ 2,741,675